Consolidated Segment Data (Details) - Schedule of information by segment - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Consolidated Segment Data (Details) - Schedule of information by segment [Line Items]
Revenue	$ 16,942,522	$ 18,405,025
Secured logistics [Member]
Consolidated Segment Data (Details) - Schedule of information by segment [Line Items]
Revenue	15,960,547	18,061,004
Information security [Member]
Consolidated Segment Data (Details) - Schedule of information by segment [Line Items]
Revenue	262,934	140,149
Robotics AI solutions [Member]
Consolidated Segment Data (Details) - Schedule of information by segment [Line Items]
Revenue	$ 719,041	$ 203,872